Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.01%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,988	98,486
SPDR Portfolio Short Term Treasury ETF		1,663	49,308
Vanguard Short-Term Treasury ETF		1,662	98,490
TOTAL EXCHANGE TRADED FUNDS (Cost $349,535)			346,334

	Contracts	Notional Amount
PURCHASED OPTIONS - 119.71% (a)(b)
CALL OPTIONS - 105.11%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.45	22	$996,688	989,699
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $450.41	13	588,952	50,253
			1,039,952
PUT OPTIONS - 14.60%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.36	80	967,520	37,500
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.91	73	964,184	62,063
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.61	22	996,688	2,531
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $405.37	22	996,688	42,389
			144,483
TOTAL PURCHASED OPTIONS (Cost $1,145,206)			1,184,435

Total Investments (Cost $1,494,741) - 154.72%			1,530,769
Liabilities in Excess of Other Assets - (54.72)%			(541,377)
TOTAL NET ASSETS - 100.00%			$989,392

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$180.61	22	$(996,688)	$(601,804)
					(601,804)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.59	80	(967,520)	(63,039)
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.75	73	(964,184)	(89,138)
S&P 500® Mini Index	2/10/2023	$450.41	22	(996,688)	(70,332)
					(222,509)
Total Options Written (Premiums Received $778,826)					$(824,313)

(a) Exchange-Traded